INCOME TAX - Effect of the current and deferred taxes in each component of other comprehensive income in equity (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Components of other comprehensive income that will be reclassified to profit or loss, before tax [abstract]
Hedged Items	$ (797,514)	$ (6,675,329)	$ 2,565,637
Hedging derivatives in foreign currency		4,051,499	(403,983)
Hedging financial liabilities in foreign currency	760,997	2,549,821	(1,198,919)
Cash flow hedges	(35,923)	(2,396)	7,980
Foreign currency translation differences from unhedged foreign operations	(409,671)	1,356,213	(180,798)
Unrealized gains (losses) on securities at FVOCI - Debt financial instruments	1,795,666	(2,187,495)	(1,346,315)
Investments in associates and joint ventures	(35,892)	81,730	(846)
Total other comprehensive income that will be reclassified to profit or loss, before tax	1,277,663	(825,957)	(557,244)
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss [abstract]
Tax (expense) income - Hedging of net investments in foreign subsidiaries operations, deferred	3,972	(3,264)	(2,292)
Tax (expense) income - Hedging derivatives in foreign currency			275,834
Current tax (expense) income - Hedging derivatives in foreign currency	919	(700,522)
Deferred tax (expense) income - Hedging derivatives in foreign currency	(2,930)	(818,130)
Tax (expense) income - Hedging financial liabilities in foreign currency	(266,321)		476,463
Current tax (expense) income - Hedging financial liabilities in foreign currency		(337,996)
Deferred tax (expense) income - Hedging financial liabilities in foreign currency		(586,846)
Tax (expense) income - Cash flow hedges, deferred	(83,357)	2,543	(3,382)
Tax (expense) income - Foreign currency translation differences for foreign operations, deferred	44,884	(24,593)	(14,946)
Tax (expense) income - Investment in associates and joint ventures	1,660	(3,054)	(228)
Tax (expense) income - Debt financial instruments, deferred	(517,560)	545,791	357,814
Total income tax relating to components of other comprehensive income that will be reclassified to profit or loss	(818,733)	(1,926,071)	1,089,263
Current income tax relating to components of other comprehensive income that will be reclassified to profit or loss	919	(1,038,518)
Deferred income tax relating to components of other comprehensive income that will be reclassified to profit or loss	(819,652)	(887,553)
Components of other comprehensive income that will be reclassified to profit or loss, net of tax [abstract]
Net gain (loss) on hedges of net investments in foreign operations - Foreign currency translation differences from hedged foreign operations	(793,542)	(6,678,593)	2,563,345
Net gain (loss) on hedges of net investments in foreign operations - Hedging derivative instrument	(2,011)	2,532,847	(128,149)
Net gain (loss) on hedges of net investments in foreign operations - Hedging non-derivative instrument	494,676	1,624,979	(722,456)
Cash flow hedges	(119,280)	147	4,598
Foreign currency translation differences from unhedged foreign operations	(364,787)	1,331,620	(195,744)
Investments in associates and joint ventures	(34,232)	78,676	(1,074)
Unrealized gains (losses) on securities at FVOCI - Debt financial instruments	1,278,106	(1,641,704)	(988,501)
Total other comprehensive income that will be reclassified to profit or loss, net of tax	458,930	(2,752,028)	532,019
Components of other comprehensive income that will not be reclassified to profit or loss, before tax [abstract]
Effect of moving investment properties for own use	(1,963)	461	4,718
Unrealized gains (losses) on equity securities at FVOCI	156,383	(439,150)	(110,397)
Actuarial (losses) gains from defined benefit pension plans	(56,324)	95,819	61,665
Total other comprehensive income that will not be reclassified to profit or loss, before tax	98,096	(342,870)	(44,014)
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss [abstract]
Tax (expense) income - Effect of moving investment properties for own use, deferred	1,051	(1,146)	79
Tax (expense) income - Equity financial instruments, deferred	(10,646)	(36,462)	(19,376)
Tax (expense) income - Actuarial gains (losses) from defined benefit pension plans, deferred	15,096	(30,369)	(15,949)
Total tax (expense) income, deferred	5,501	(67,977)	(35,246)
Components of other comprehensive income that will not be reclassified to profit or loss, net of tax [abstract]
Effect of moving investment properties for own use	(912)	(685)	4,797
Unrealized gains (losses) on equity securities at FVOCI	145,737	(475,612)	(129,773)
Actuarial (losses) gains from defined benefit pension plans	(41,228)	65,450	45,716
Total other comprehensive income that will not be reclassified to profit or loss, net of tax	103,597	(410,847)	(79,260)
Total other comprehensive income, before tax	1,375,759	(1,168,827)	(601,258)
Tax (expense) income	(814,151)	(955,530)	1,054,017
Current tax (expense) income	919	(1,038,518)
Deferred tax (expense) income	(814,151)	(955,530)
Other comprehensive income, net of taxes	562,527	$ (3,162,875)	$ 452,759
Changes in the fair value other accounts receivable	$ (258,982)